SCHEDULE OF ACCOUNTS PAYABLE AND OTHER PAYABLES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable	$ 10,848	$ 7,353
Accruals	11,964,341	4,803,814
Prefunding from remittance customers	45,522,545	47,290,380
Incentives received for credit card program	700,521	704,682
Prefunding from airtime customers	936,740	926,791
Current portion of finance lease liabilities	38,437	36,993
Cash received for the subscription of Convertible Promissory Note	1,058,072	1,064,357
Accrued interest	468,076	320,037
Tax payable	16,367	324,683
Other payables	684,023	678,668
Total	$ 61,399,970	$ 56,157,758